Summary of Significant Accounting Policies (Details) - Schedule of common Stock reflected in the balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of common Stock reflected in the balance sheets [Abstract]
Gross proceeds		$ 130,015,520	$ 130,015,520
Less:
Common stock issuance costs		(3,392,993)	(3,392,993)
Plus:
Accretion of carrying value to redemption value	$ (382,583)	3,922,432
Common stocks subject to possible redemption	$ 130,162,376	$ 130,544,959	$ 130,197,362